UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

Innovative Portfolios ETFs

Dividend Performers ETF (IPDP)
Preferred-Plus ETF (IPPP)

SEMI-ANNUAL REPORT

March 31, 2024
(Unaudited)

Innovative Portfolios ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedules of Investments and Written Options	3
Dividend Performers ETF	3
Preferred-Plus ETF	6
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	18
Board Consideration and Approval of Advisory Agreement	27
Supplemental Information	29

Innovative Portfolios ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (October 1, 2023 to March 31, 2024).

ACTUAL EXPENSES

The first line under the Funds in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During the Period(1)
Dividend Performers ETF
Actual	$ 1,000.00	$ 1,250.10	1.10%	$6.17
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.51	1.10%	$5.54
Preferred-Plus ETF
Actual	$ 1,000.00	$ 1,115.00	1.00%	$5.29
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.00	1.00%	$5.05

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the six-month period).

Dividend Performers ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.4%
Building Materials — 4.5%
Apogee Enterprises, Inc.	8,096	$479,283
Trane Technologies PLC(g)	1,644	493,529
		972,812
Chemicals — 2.2%
The Sherwin-Williams Co.(f)	1,383	480,357

Commercial Services — 7.5%
ABM Industries, Inc.(f)	9,029	402,874
Automatic Data Processing, Inc.	1,619	404,329
Cintas Corp.(f)	673	462,372
Insperity, Inc.	3,358	368,070
		1,637,645
Computers — 3.3%
Accenture PLC - Class A(g)(f)	1,138	394,442
Apple, Inc.	1,963	336,615
		731,057
Distribution & Wholesale — 4.4%
Fastenal Co.(f)	6,138	473,485
WW Grainger, Inc.(f)	468	476,097
		949,582
Diversified Financial Services — 2.1%
SEI Investments Co.	6,386	459,153

Electrical Components & Equipment — 2.3%
Eaton Corp. PLC(g)(f)	1,642	$513,421

Electronics — 4.1%
Amphenol Corp. - Class A	4,158	479,625
Brady Corp. - Class A	6,970	413,182
		892,807
Hand & Machine Tools — 1.8%
Snap-on, Inc.(f)	1,355	401,378

Healthcare-Products — 6.2%
Abbott Laboratories(f)	3,683	418,610
Agilent Technologies, Inc.	3,261	474,508
Stryker Corp.	1,277	457,000
		1,350,118
Healthcare-Services — 6.5%
Chemed Corp.	635	407,626
Elevance Health, Inc.	803	416,387
Humana, Inc.	726	251,719
UnitedHealth Group, Inc.(f)	690	341,343
		1,417,075
Insurance — 10.2%
Globe Life, Inc.	3,171	369,009
Hartford Financial Services Group, Inc.	4,877	502,576
Marsh & McLennan Cos., Inc.	1,877	386,624
Reinsurance Group of America, Inc.	2,344	452,111
Travelers Cos., Inc.	2,173	500,094
		2,210,414
Machinery-Diversified — 8.0%
Applied Industrial Technologies, Inc.(f)	2,305	455,353
Dover Corp.(f)	2,707	479,654
Rockwell Automation, Inc.	1,365	397,665
Watts Water Technologies, Inc. - Class A	1,919	407,883
		1,740,555
Miscellaneous Manufacturing — 8.4%
A O Smith Corp.	4,922	440,322
Donaldson Co., Inc.(f)	6,221	464,584
Hillenbrand, Inc.	9,244	464,881
ITT, Inc.	3,438	467,671
		1,837,458
Pharmaceuticals — 7.8%
Cardinal Health, Inc.	3,604	403,288
Cencora, Inc.(f)	1,891	459,493
Johnson & Johnson(f)	2,508	396,741
McKesson Corp.(f)	826	443,438
		1,702,960

The accompanying notes are an integral part of the financial statements.

Dividend Performers ETF

Schedule of Investments

as of March 31, 2024 (Unaudited) (Continued)

Description	Shares	Value
Retail — 4.1%
Genuine Parts Co.(f)	2,708	$419,550
Home Depot, Inc.	1,215	466,074
		885,624
Semiconductors — 6.8%
Broadcom, Inc.(f)	388	514,259
KLA Corp.	686	479,219
QUALCOMM, Inc.	2,883	488,092
		1,481,570
Software — 1.8%
Paychex, Inc.(f)	3,196	392,469

Telecommunications — 3.7%
Cisco Systems, Inc.	7,750	386,803
Motorola Solutions, Inc.	1,174	416,746
		803,549
Transportation — 3.7%
CSX Corp.	11,884	440,540
United Parcel Service, Inc. - Class B	2,534	376,628
		817,168

TOTAL COMMON STOCKS (Cost $16,781,306)		21,677,172

	Notional Amount	Contracts
PURCHASED OPTIONS — 0.0%(a)(b)(c)
Put Options — 0.0%(c)
CBOE Mini S&P 500 Index
Expiration: 04/05/2024; Exercise Price: $400.00(d)	$5,520,000	138	138
SPDR S&P 500 ETF
Expiration: 04/19/2024; Exercise Price: $425.00(d)	6,120,000	144	1,800
Expiration: 05/03/2024; Exercise Price: $430.00(d)	6,192,000	144	3,240
Total Put Options			5,178
TOTAL PURCHASED OPTIONS (Cost $11,060)			5,178

	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
First American Government Obligations Fund - Class X, 5.23%(e)	257,665	$257,665
TOTAL SHORT-TERM INVESTMENTS (Cost $257,665)		257,665

TOTAL INVESTMENTS — 100.6% (Cost $17,050,031)		$21,940,015
Liabilities in Excess of Other Assets - (0.6)%		(126,478)
TOTAL NET ASSETS — 100.0%		$21,813,537

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

PLC Public Limited Company

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Represents less than 0.05% of net assets.

(d)	Held in connection with a written option, see Schedule of Written Options for more detail.

(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.

(f)	A portion or all of the security has been segregated or earmarked as collateral for written options. As of March 31, 2024, the value of these securities amounts to $6,769,606 or 31.0% of net assets.

(g)	Foreign issued security.

The accompanying notes are an integral part of the financial statements.

Dividend Performers ETF

Schedule of Written Options

as of March 31, 2024 (Unaudited)

	Notional Value	Contracts	Value
OPTIONS WRITTEN - (0.2)% (a)(b)
Put Options - (0.2)%
CBOE Mini S&P 500 Index
Expiration: 04/05/2024; Exercise Price: $475.00	$(6,555,000)	(138)	$(552)
SPDR S&P 500 ETF
Expiration: 04/19/2024; Exercise Price: $500.00	(7,200,000)	(144)	(10,584)
Expiration: 05/03/2024; Exercise Price: $505.00	(7,272,000)	(144)	(28,944)
Total Put Options			(40,080)
TOTAL OPTIONS WRITTEN (Premiums received $101,282)			$(40,080)

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Schedule of Investments

as of March 31, 2024 (Unaudited)

Description	Shares	Value
PREFERRED STOCKS — 86.3%
Agriculture — 1.9%
CHS, Inc.
Series 2, 7.10% to 03/31/2024 then 3 mo. LIBOR US + 4.30%, Perpetual(a)(i)	3,854	$100,975
Series 4, 7.50%, Perpetual(i)	4,475	115,007
		215,982
Auto Manufacturers — 2.5%
Ford Motor Co.
6.00%, 12/01/2059(b)(i)	6,233	145,540
6.20%, 06/01/2059(b)(i)	5,650	136,448
		281,988
Banks — 34.2%(c)
Bank of America Corp.
Series HH, 5.88%, Perpetual	3,947	98,241
Series LL, 5.00%, Perpetual	5,760	129,139
Series PP, 4.13%, Perpetual	5,002	97,239
Series QQ, 4.25%, Perpetual	5,038	99,752
Series SS, 4.75%, Perpetual	6,040	133,484
Citigroup Capital XIII
11.95% (3 mo. Term SOFR + 6.63%), 10/30/2040(a)(b)(i)	3,942	116,171
Citizens Financial Group, Inc.
Series D, 6.35% to 04/06/2024 then 3 mo. Term SOFR + 3.90%, Perpetual(a)	5,874	148,906
ConnectOne Bancorp, Inc.
Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual(a)	4,790	95,800
Banks (Continued)
Fifth Third Bancorp
Series I, 9.30% to 03/31/2024 then 3 mo. Term SOFR + 3.97%, Perpetual(a)	1,729	$43,675
Series K, 4.95%, Perpetual(i)	3,830	90,082
First Citizens BancShares, Inc.
Series A, 5.38%, Perpetual(i)	4,314	98,575
Goldman Sachs Group, Inc.
Series K, 6.38% to 05/10/2024 then 3 mo. Term SOFR + 3.81%, Perpetual(a)	1,176	29,953
JPMorgan Chase & Co.
Series DD, 5.75%, Perpetual	8,662	216,722
Series EE, 6.00%, Perpetual	4,327	108,954
Series LL, 4.63%, Perpetual	5,160	112,385
KeyCorp
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual(a)	8,588	196,751
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual(a)(i)	4,800	114,912
Merchants Bancorp
8.25% to 10/01/2027 then 5 yr. CMT Rate + 4.34%, Perpetual(a)	2,658	67,752
Midland States Bancorp, Inc.
7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual(a)	4,241	106,831
Morgan Stanley
Series F, 6.88% (3 mo. LIBOR US + 394.00%), Perpetual(a)(i)	6,045	152,092
Series K, 5.85% (3 mo. LIBOR US + 349.10%), Perpetual(a)(i)	6,823	170,507
Series P, 6.50%, Perpetual	4,600	121,026
Old National Bancorp
Series C, 7.00%, Perpetual(i)	5,760	145,555
Regions Financial Corp.
Series C, 5.70% to 08/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual(a)(i)	5,760	135,936
State Street Corp.
Series G, 5.35% (3 mo. LIBOR US + 370.90%), Perpetual(a)	3,781	92,597
Synovus Financial Corp.
Series E, 5.88% to 07/01/2024 then 5 yr. CMT Rate + 4.13%, Perpetual(a)	9,453	232,921
Truist Financial Corp.
Series R, 4.75%, Perpetual(i)	6,132	130,612
US Bancorp
Series K, 5.50%, Perpetual	5,760	142,042
Wells Fargo & Co.
Series DD, 4.25%, Perpetual	2,760	53,792
WesBanco, Inc.
Series A, 6.75% to 08/15/2025 then 5 yr. CMT Rate + 6.56%, Perpetual(a)	4,800	114,576

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Schedule of Investments

as of March 31, 2024 (Unaudited) (Continued)

Description	Shares	Value
Banks (Continued)
Western Alliance Bancorp
Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual(a)	7,076	$127,368
Wintrust Financial Corp.
Series E, 6.88% to 07/15/2025 then 5 yr. CMT Rate + 6.51%, Perpetual(a)	5,874	145,382
		3,869,730
Distribution & Wholesale — 1.5%
WESCO International, Inc.
Series A, 10.63% to 06/22/2025 then 5 yr. CMT Rate + 10.33%, Perpetual(a)(i)	6,678	175,698

Diversified Financial Services — 9.5%
Air Lease Corp.
Series A, 6.15% to 03/15/2024 then 3 mo. Term SOFR + 3.91%, Perpetual(a)(i)	5,760	149,414
Apollo Global Management, Inc.
7.63% to 12/15/2028 then 5 yr. CMT Rate + 3.23%, 09/15/2053(a)(b)	4,118	108,921
B Riley Financial, Inc.
5.00%, 12/31/2026(b)	3,369	55,521
Capital One Financial Corp.
Series I, 5.00%, Perpetual(i)	4,864	99,517
Series J, 4.80%, Perpetual(i)	2,923	56,882
Series L, 4.38%, Perpetual	3,475	63,523
Stifel Financial Corp.
Series D, 4.50%, Perpetual	8,559	165,361
Synchrony Financial
Series A, 5.63%, Perpetual(i)	6,348	119,660
Series B, 8.25% to 05/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual(a)	4,600	115,046
Voya Financial, Inc.
Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual(a)	6,179	146,133
		1,079,978
Electric — 7.9%
Algonquin Power & Utilities Corp. (d)
Series 19-A, 6.20% to 07/01/2024 then 3 mo. LIBOR US + 4.01%, 07/01/2079(a)(b)	5,874	146,850
CMS Energy Corp.
5.88%, 03/01/2079(b)	2,883	71,412
National Rural Utilities Cooperative Finance Corp.
Series US, 5.50%, 05/15/2064(b)(i)	4,800	119,040
SCE Trust III
Series H, 8.58% (3 mo. Term SOFR + 3.25%), Perpetual(a)	4,810	122,270
SCE Trust IV
Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual(a)(i)	4,800	112,848
Electric (Continued)
SCE Trust V
Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual(a)(i)	4,898	$117,797
Sempra
5.75%, 07/01/2079(b)	5,760	137,895
Southern Co.
Series 2020, 4.95%, 01/30/2080(b)	2,883	66,280
		894,392
Insurance — 18.9%
American Equity Investment Life Holding Co.
Series A, 5.95% to 12/01/2024 then 5 yr. CMT Rate + 4.32%, Perpetual(a)(i)	7,145	173,123
Series B, 6.63% to 09/01/2025 then 5 yr. CMT Rate + 6.30%, Perpetual(a)(i)	6,730	163,068
Aspen Insurance Holdings Ltd. (d)
Series **, 5.63%, Perpetual	2,883	58,957
Athene Holding Ltd.
Series A, 6.35% to 06/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual(a)(i)	9,583	228,364
Series C, 6.38% to 09/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual(a)	3,813	94,791
Brighthouse Financial, Inc.
6.25%, 09/15/2058(b)(i)	3,258	74,673
Series B, 6.75%, Perpetual(i)	6,862	171,893
Series C, 5.38%, Perpetual	3,474	71,286
Enstar Group Ltd. (d)
Series D, 7.00% to 09/01/2028 then 3 mo. LIBOR US + 4.02%, Perpetual(a)(i)	5,760	144,288
Equitable Holdings, Inc.
Series A, 5.25%, Perpetual(i)	6,581	150,244
Jackson Financial, Inc.
8.00% to 03/30/2028 then 5 yr. CMT Rate + 3.73%, Perpetual(a)	4,956	131,681
Kemper Corp.
5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062(a)(b)	4,314	100,991
Lincoln National Corp.
Series D, 9.00%, Perpetual	4,404	121,418
MetLife, Inc.
Series E, 5.63%, Perpetual	5,334	128,123
Series F, 4.75%, Perpetual	5,842	124,435
Prudential Financial, Inc.
5.63%, 08/15/2058(b)	2,770	69,361
Reinsurance Group of America, Inc.
5.75% to 06/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056(a)(b)	2,732	68,300
Unum Group
6.25%, 06/15/2058(b)	2,883	72,334
		2,147,330

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Schedule of Investments

as of March 31, 2024 (Unaudited) (Continued)

Description	Shares	Value
Investment Companies — 1.1%
Brookfield BRP Holdings Canada, Inc.(d)
4.63%, Perpetual	3,220	$54,740
Brookfield Oaktree Holdings LLC
Series B, 6.55%, Perpetual	2,883	66,828
		121,568
Office-Business Equipment — 0.3%
Pitney Bowes, Inc.
6.70%, 03/07/2043(b)	1,700	31,705

Pipelines — 2.3%
Energy Transfer LP
Series E, 7.60% to 05/15/2024 then 3 mo. LIBOR US + 5.16%, Perpetual(a)(i)	6,730	170,269
NuStar Logistics LP
12.31% (3 mo. Term SOFR + 7.00%), 01/15/2043(a)(b)	3,757	94,376
		264,645
Savings & Loans — 2.7%
Banc of California, Inc.
Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual(a)	8,182	188,350
New York Community Bancorp, Inc.
Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual(a)	6,822	118,839
		307,189
Telecommunications — 3.5%
AT&T, Inc.
5.63%, 08/01/2067(b)	2,829	69,112
Series A, 5.00%, Perpetual(i)	1,127	24,073
Series C, 4.75%, Perpetual(i)	5,457	109,741
Telephone and Data Systems, Inc.
Series UU, 6.63%, Perpetual(i)	5,760	106,099
U.S. Cellular Corp.
5.50%, 03/01/2070(b)	5,019	90,442
		399,467

TOTAL PREFERRED STOCKS (Cost $10,490,569)		9,789,672

REAL ESTATE INVESTMENT TRUSTS — 12.7%
AGNC Investment Corp.
Series F, 6.13% (3 Month LIBOR USD + 4.70%), 04/15/2025, Perpetual(a)	6,724	154,383
Agree Realty Corp.
Series A, 4.25%, Perpetual	3,000	53,220
REAL ESTATE INVESTMENT TRUSTS (Continued)
Annaly Capital Management, Inc.
Series F, 10.56% (3 Month LIBOR USD + 5.25), 06/30/2024, Perpetual(a)	2,800	$70,308
Series I, 6.75% (3 Month LIBOR USD + 4.99%), 06/30/2024, Perpetual(a)	2,848	70,716
Arbor Realty Trust, Inc.
Series F, 6.25% (SOFR + 5.44%), 10/12/2026, Perpetual(a)	6,671	135,154
Digital Realty Trust, Inc.
Series L, 5.20%, 10/10/2024, Perpetual	7,520	164,838
Hudson Pacific Properties, Inc.
Series C, 4.75%, 11/16/2026, Perpetual	2,829	39,097
KKR Real Estate Finance Trust, Inc.
Series A, 6.50%, 04/16/2026, Perpetual(i)	4,896	86,316
MFA Financial, Inc.
Series C, 6.50% (3 Month LIBOR USD + 5.35%), 03/31/2025, Perpetual(a)	2,410	53,454
Pebblebrook Hotel Trust
Series G, 6.38%, 05/13/2026, Perpetual(i)	5,760	118,714
Public Storage
Series M, 4.13%, 08/14/2025, Perpetual(i)	3,362	63,508
Series S, 4.10%, 01/13/2027, Perpetual	1,010	19,584
Sachem Capital Corp.
Series A, 7.75%, 06/29/2026(i)	2,773	68,632
6.00%, 12/30/2026(b)	2,773	63,724
6.88%, 12/30/2024(b)(i)	5,760	138,298
Vornado Realty Trust
Series N, 5.25%, 11/24/2025, Perpetual(i)	7,684	115,875
Series O, 4.45%, 09/22/2026, Perpetual	1,670	21,242
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,673,433)		1,437,062

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Schedule of Investments

as of March 31, 2024 (Unaudited) (Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.0%(e)(f)(g)
Put Options — 0.0%(g)
CBOE Mini S&P 500 Index
Expiration: 04/05/2024; Exercise Price: $400.00(j)	$1,520,000	38	$38
SPDR S&P 500 ETF
Expiration: 04/19/2024; Exercise Price: $425.00(j)	1,657,500	39	488
Expiration: 05/03/2024; Exercise Price: $430.00(j)	1,677,000	39	877
Total Put Options			1,403
TOTAL PURCHASED OPTIONS (Cost $3,016)			1,403

	Shares
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
First American Government Obligations Fund - Class X, 5.23%(h)	185,070	185,070
TOTAL SHORT-TERM INVESTMENTS (Cost $185,070)		185,070

TOTAL INVESTMENTS — 100.6% (Cost $12,352,088)		$11,413,207
Liabilities in Excess of Other Assets - (0.6)%		(62,481)
TOTAL NET ASSETS — 100.0%		$11,350,726

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

CMT Constant Maturity Treasury Rate

LIBOR London Interbank Offered Rate

SOFR Secured Overnight Financing Rate

(a)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. Variable rate Preferred Stocks will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread. Preferred Stocks that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR Preferred Stocks that have transitioned to SOFR as the base lending rate. The rate disclosed is as of March 31, 2024.

(b)	Security may be called/redeemed by the issuer as of an earlier date.

(c)

To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(d)	Foreign issued security.

(e)	Exchange-traded.

(f)	100 shares per contract.

(g)	Represents less than 0.05% of net assets.

(h)	The rate shown represents the 7-day effective yield as of March 31, 2024.

(i)	A portion or all of the security has been segregated or earmarked as collateral for written options. As of March 31, 2024, the value of these securities amounts to $3,897,894 or 34.3% of net assets.

(j)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Schedule of Written Options

as of March 31, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — (0.1)% (a)(b)
Put Options — (0.1)%
CBOE Mini S&P 500 Index
Expiration: 04/05/2024; Exercise Price: $475.00	$(1,805,000)	(38)	$(152)
SPDR S&P 500 ETF
Expiration: 04/19/2024; Exercise Price: $500.00	(1,950,000)	(39)	(2,866)
Expiration: 05/03/2024; Exercise Price: $505.00	(1,969,500)	(39)	(7,839)
Total Put Options			(10,857)
TOTAL OPTIONS WRITTEN (Premiums received $27,589)			$(10,857)

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

Innovative Portfolios ETFs

Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

	Dividend Performers ETF	Preferred-Plus ETF
Assets
Investments, at value (cost $17,050,031, and $12,352,088, respectively)	$21,940,015	$11,413,207
Cash	9,191	8,892
Receivable for investment securities sold	—	17,000
Deposit with broker for options	128,322	34,828
Dividend and interest receivable	14,895	57,763
Total assets	22,092,423	11,531,690

Liabilities
Payable to Adviser	15,567	8,269
Written options, at value (premums received $101,282 and $27,589, respectively)	40,080	10,857
Distribution payable	220,000	160,600
Interest payable	3,239	1,238
Total liabilities	278,886	180,964
Net Assets	$21,813,537	$11,350,726

Net Assets Consists of:
Paid-in capital	$17,700,582	$13,369,315
Total distributable earnings (accumulated losses)	4,112,955	(2,018,589)
Net Assets	$21,813,537	$11,350,726

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,173,877	1,147,107
Net Asset Value, redemption price and offering price per share	$18.58	$9.90

The accompanying notes are an integral part of the financial statements.

Innovative Portfolios ETFs

Statements of Operations

For the Six Months Ended March 31, 2024 (Unaudited)

	Dividend Performers ETF	Preferred-Plus ETF
Investment Income
Dividend income (net of withholding taxes of $0 and $341, respectively)	$168,314	$386,441
Investment interest Income	2,040	1,789
Total investment income	170,354	388,230

Expenses
Investment advisory fees	83,988	47,733
Interest expense	24,440	8,444
Total expenses	108,428	56,177
Net investment income	61,926	332,053

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	889,103	(158,825)
Purchased options	(73,415)	(22,360)
Written options	408,841	118,358
Net realized gain (loss)	1,224,529	(62,827)
Net change in unrealized appreciation/depreciation on:
Investments	2,921,113	873,184
Purchased options	(5,619)	(1,550)
Written options	226,043	69,272
Net change in unrealized appreciation/depreciation	3,141,537	940,906
Net realized and unrealized gain on investments	4,366,066	878,079
Net increase in net assets from operations	$4,427,992	$1,210,132

The accompanying notes are an integral part of the financial statements.

Dividend Performers ETF

Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
From Operations
Net investment income	$61,926	$71,969
Net realized gain on investments, purchased options and written options	1,224,529	1,294,214
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	3,141,537	3,030,907
Net increase in net assets resulting from operations	4,427,992	4,397,090

From Distributions
Distributable earnings	(418,412)	(71,969)
Return of capital	—	(177,270)
Total distributions	(418,412)	(249,239)

From Capital Share Transactions
Proceeds from shares sold	2,814,262	8,220,102
Cost of shares redeemed	(2,810,657)	(7,234,360)
Net increase in net assets resulting from capital share transactions	3,605	985,742

Total Increase in Net Assets	4,013,185	5,133,593

Net Assets
Beginning of period	17,800,352	12,666,759
End of period	$21,813,537	$17,800,352

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,173,877	1,098,877
Shares sold	175,000	575,000
Shares redeemed	(175,000)	(500,000)
Shares outstanding, end of period	1,173,877	1,173,877

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
From Operations
Net investment income	$332,053	$729,321
Net realized loss on investments, purchased options and written options	(62,827)	(445,308)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	940,906	243,491
Net increase in net assets resulting from operations	1,210,132	527,504

From Distributions
Distributable earnings	(284,411)	(689,633)
Total distributions	(284,411)	(689,633)

From Capital Share Transactions
Proceeds from shares sold	1,452,758	941,417
Cost of shares redeemed	(2,372,113)	(1,817,965)
Net decrease in net assets resulting from capital share transactions	(919,355)	(876,548)

Total Increase (Decrease) in Net Assets	6,366	(1,038,677)

Net Assets
Beginning of period	11,344,360	12,383,037
End of period	$11,350,726	$11,344,360

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,247,107	1,347,107
Shares sold	150,000	100,000
Shares redeemed	(250,000)	(200,000)
Shares outstanding, end of period	1,147,107	1,247,107

The accompanying notes are an integral part of the financial statements.

Dividend Performers ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019(1)
Net Asset Value, Beginning of Period	$15.16	$11.53	$16.93	$12.91	$12.16	$10.00
Income (Loss) from investment operations:
Net investment income (2)	0.06	0.06	0.14	0.07	0.12	0.07
Net realized and unrealized gain (loss)	3.72	3.79	(3.45)	5.06	1.06	(8)	2.23
Total from investment operations	3.78	3.85	(3.31)	5.13	1.18	2.30
Less distributions paid:
From net investment income	(0.36)	(0.07)	(0.24)	(0.07)	(0.13)	(0.06)
From net realized and unrealized gain (loss)	—	—	(1.08)	(1.04)	(0.23)	(0.08)
From return of capital	—	(0.15)	(0.77)	—	(0.07)	—
Total distributions paid	(0.36)	(0.22)	(2.09)	(1.11)	(0.43)	(0.14)
Net Asset Value, End of Period	$18.58	$15.16	$11.53	$16.93	$12.91	$12.16

Total return, at NAV(3)(5)	25.01%	33.45%	-22.92%	39.80%	10.08%	23.04%
Total return, at Market(4)(5)	24.90%	33.88%	-22.31%	N/A	(11)	N/A	(11)	N/A	(11)
Supplemental Data and Ratios:
Net assets, end of period (000’s)	$21,814	$17,800	$12,667	$15,174	$9,581	$11,749
Ratio of expenses to average net assets before reimbursements (excluding interest expense)(6)(9)(10)	0.85%	0.85%	1.30%	2.08%	2.50%	2.48%
Ratio of expenses to average net assets before reimbursements (including interest expense)(6)(9)(10)	1.10%	1.52%	1.52%	2.12%	2.66%	2.56%
Ratio of expenses to average net assets after reimbursements (excluding interest expense)(6)(9)(10)	0.85%	0.85%	1.13%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets after reimbursements (including interest expense)(6)(9)(10)	1.10%	1.52%	1.35%	1.54%	1.66%	1.56%
Ratio of net investment income (loss) to average net assets after reimbursement(6)(9)(10)	0.63%	0.43%	0.86%	0.41%	1.04%	0.80%
Portfolio Turnover rate(5)	13	%(7)	42	%(7)	74	%(7)	58%	129%	15%

(1)	The Fund commenced operations on December 24, 2018.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the Cboe BZX Exchange, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Cboe BZX Exchange, Inc.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.
(8)	The amount of net realized and unrealized gain on investment per share for the period does not accord with the amounts in the Statements of Operations due to share transactions for the period.
(9)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(10)	Does not include income and expenses of investment companies in which the Fund invests.
(11)	Market value total return was not calculated for the Predecessor Funds (see Note 1), as market value for mutual funds does not differ from net asset value.

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019(1)
Net Asset Value, Beginning of Period	$9.10	$9.19	$12.04	$11.09	$11.21	$10.00
Income (Loss) from investment operations:
Net investment income (2)	0.28	0.56	0.49	0.40	0.41	0.34
Net realized and unrealized gain (loss)	0.76	(0.12)	(2.66)	1.25	—	(8)	1.24
Total from investment operations	1.04	0.44	(2.17)	1.65	0.41	1.58
Less distributions paid:
From net investment income	(0.24)	(0.53)	(0.38)	(0.38)	(0.41)	(0.29)
From net realized and unrealized gain (loss)	—	—	(0.23)	(0.32)	(0.05)	(0.08)
From return of capital	—	—	(0.07)	—	(0.07)	—
Total distributions paid	(0.24)	(0.53)	(0.68)	(0.70)	(0.53)	(0.37)
Net Asset Value, End of Period	$9.90	$9.10	$9.19	$12.04	$11.09	$11.21

Total return, at NAV(3)(5)	11.50%	5.12%	-18.64%	15.01%	3.95%	15.97%
Total return, at Market(4)(5)	11.69%	5.27%	-18.88%	N/A	(12)	N/A	(12)	N/A	(12)
Supplemental Data and Ratios:
Net assets, end of period (000’s)	$11,351	$11,344	$12,383	$13,993	$10,595	$7,270
Ratio of expenses to average net assets before reimbursements (excluding interest expense)(6)(9)(10)	0.85%	0.85%	1.37%	2.13%	2.43%	2.70%
Ratio of expenses to average net assets before reimbursements (including interest expense)(6)(9)(10)	1.00%	1.26%	1.48%	2.15%	2.48%	2.76%
Ratio of expenses to average net assets after reimbursements (excluding interest expense)(6)(9)(10)	0.85%	0.85%	1.14%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets after reimbursements (including interest expense)(6)(9)(10)	1.00%	1.26%	1.25%	1.52%	1.55%	1.56%
Ratio of net investment income (loss) to average net assets after reimbursement(6)(9)(10)	5.91%	6.08%	4.45%	3.31%	3.90%	3.96%
Portfolio Turnover rate(5)	5	%(7)	16	%(7)	65	%(7)(11)	27%	70%	6%

(1)	The Fund commenced operations on December 24, 2018.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the Cboe BZX Exchange, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Cboe BZX Exchange, Inc.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(8)	The amount of net realized and unrealized gain on investment per share for the period does not accord with the amounts in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Financial Highlights (Continued)

For a Share Outstanding Throughout Each Period

(9)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(10)	Does not include income and expenses of investment companies in which the Fund invests.

(11)

The proceeds from sales of securities incurred by the Fund related to the alignment of the Predecessor Fund’s portfolio with the Fund’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 114% for the year ended September 30, 2022.

(12)	Market value total return was not calculated for the Predecessor Funds (see Note 1), as market value for mutual funds does not differ from net asset value.

The accompanying notes are an integral part of the financial statements.

Innovative Portfolios ETFs

Notes to Financial Statements

March 31, 2024 (Unaudited)

1.	ORGANIZATION

Dividend Performers ETF (“Dividend Performers” or “IPDP”) and Preferred-Plus ETF (“Preferred-Plus” or “IPPP”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

IPDP is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its primary investment objective to provide income and secondary objective of capital appreciation by investing in dividend paying U.S. equity securities, and credit spread options on an S&P 500 ETF or Index.

IPPP is an actively-managed ETF that seeks to achieve its investment objective to provide income by investing in issues of preferred securities and debt securities that Innovative Portfolios, LLC (“Innovative” or the “Adviser”), the Fund’s investment adviser, believes to be undervalued and credit spread options on an S&P 500 ETF or Index.

IPDP and IPPP are the successors in interest to the Dividend Performers and Preferred-Plus mutual funds, respectively, each a series of Collaborative Investment Series Trust, (the “Predecessor Funds”) pursuant to a tax-free reorganization that took place before the start of business on March 7, 2022. The Funds are the accounting and performance information successors of the Predecessor Funds. Costs incurred by the Funds in connection with the reorganization were paid by the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

New Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Innovative Portfolios ETFs

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value each Fund’s investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a put option or receives when writing a put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Innovative Portfolios ETFs

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at March 31, 2024, are as follows:

Dividend Performers ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$21,677,172	$—	$—	$21,677,172
Money Market Fund	257,665	—	—	257,665
Purchased Put Options	—	5,178	—	5,178
Total Investments - Assets	$21,934,837	$5,178	$—	$21,940,015
Other Financial Instruments - Liabilities:
Written Put Options	$—	$40,080	$—	$40,080

Preferred-Plus ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Preferred Stocks*	$9,789,672	$—	$—	$9,789,672
Real Estate Investment Trusts	1,437,062	—	—	1,437,062
Money Market Fund	185,070	—	—	185,070
Purchased Put Options	—	1,403	—	1,403
Total Investments - Assets	$11,411,804	$1,403	$—	$11,413,207
Other Financial Instruments - Liabilities:
Written Put Options	$—	$10,857	$—	$10,857

*	See the Schedules of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.

Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions

Innovative Portfolios ETFs

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of September 30, 2023, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of September 30, 2023, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2023 fiscal year. At September 30, 2023, the Funds’ most recent fiscal year end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

The Funds may purchase and write put options on indices or securities and enter into related closing transactions. Put options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Innovative Portfolios ETFs

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

The Funds seek to achieve credit spread on an S&P 500 ETF or Index by selling/writing an out-of-the-money (an out-of-the-money put option is one whose strike price is lower than the market price of the underlying reference asset of the option) short put option each month while simultaneously purchasing an out-of-the-money long put option below the short option position. A credit spread is an options strategy that involves the purchase of one option and a sale of another option in the same class and with the same expiration but different strike prices. The strategy objective is a net credit for entering the option position and is profitable when the spreads narrow or expire. By buying a protective long put option, the Funds seek to hedge any significant downside risk posed by the short put option.

Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. Each Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Funds will receive a premium; however, this premium may not be enough to offset a loss incurred by the Funds if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Funds’ performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period. Purchased put options may expire worthless resulting in the Funds’ loss of the premium it paid for the option.

The value of an option may be adversely affected if the market for the option becomes less liquid or smaller and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. The Funds’ use of options may reduce the Funds’ ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of the Funds, may decline significantly more than if the Funds invested directly in the underlying asset instead of using options. While the Funds may segregate liquid assets at least equal in value to the maximum potential loss for the Funds, the Funds could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.

As of March 31, 2024, the Funds’ derivative instruments are not subject to a master netting arrangement.

The average monthly value outstanding of purchased and written options during the period ended March 31, 2024, were as follows:

	Dividend Performers ETF	Preferred-Plus ETF
Purchased Options	$7,214	$2,095
Written Options	(104,100)	(30,962)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of March 31, 2024:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Dividend Performers ETF	Purchased Options	$5,178	$—
	Written Options	—	40,080
Preferred-Plus ETF	Purchased Options	1,403	—
	Written Options	—	10,857

Innovative Portfolios ETFs

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended March 31, 2024:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
Dividend Performers ETF	Equity Risk Contracts	$(73,415)	$408,841	$(5,619)	$226,043
Preferred-Plus ETF	Equity Risk Contracts	(22,360)	118,358	(1,550)	69,272

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Innovative, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.85% of each Fund’s average daily net assets. Innovative has agreed to pay all expenses of the Funds except the fee paid to Innovative under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

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Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged for each creation order is $300 for Dividend Performers and $500 for Preferred-Plus.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Six Months Ended March 31, 2024
	Ordinary Income(1)	Return of Capital
Dividend Performers ETF	$418,412	$—
Preferred-Plus ETF	284,411	—

Innovative Portfolios ETFs

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

	Year Ended September 30, 2023
	Ordinary Income(1)	Return of Capital
Dividend Performers ETF	$71,969	$177,270
Preferred-Plus ETF	689,633	—

(1)	Ordinary income includes short-term capital gains.

At September 30, 2023, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Dividend Performers ETF	Preferred-Plus ETF
Federal Tax Cost of Investments(1)	$15,668,078	$13,037,860
Gross Tax Unrealized Appreciation	$2,427,998	$63,691
Gross Tax Unrealized Depreciation	(534,708)	(1,886,648)
Net Tax Unrealized Appreciation (Depreciation)	1,893,290	(1,822,957)
Other Accumulated Gain (Loss)	(1,789,915)	(1,149,730)
Undistributed Ordinary Income	—	28,377
Total Distributable Earnings / (Accumulated Losses)	$103,375	$(2,944,310)

(1)	Federal Tax Cost of Investments includes written option premiums.

The primary reason for the difference between the book and tax cost of investments and premiums from written options is the tax deferral of losses on wash sales and mark-to-market treatment of index options.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At September 30, 2023, the Funds’ most recent fiscal year end, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Long- Term Capital Loss Carryover	Indefinite Short- Term Capital Loss Carryover
Dividend Performers ETF	$—	$1,789,915
Preferred-Plus ETF	254,259	895,470

6.	INVESTMENT TRANSACTIONS

During the period ended March 31, 2024, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Dividend Performers ETF	$958,205	$—
Preferred-Plus ETF	44,979	(125,091)

Innovative Portfolios ETFs

Notes to Financial Statements

March 31, 2024 (Unaudited) (Continued)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended March 31, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Dividend Performers ETF	$2,828,451	$2,621,159	$2,713,190	$2,776,763
Preferred-Plus ETF	748,088	596,721	1,423,996	2,337,188

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.

LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including CLOs. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The industry currently anticipates the conversion of all LIBOR based instruments to SOFR based instruments in December 2024 or sooner.

Since 2017, the United Kingdom’s Financial Conduct Authority has been working towards the cessation of LIBOR at the end of December 2021. In November 2020, though, the administrator of the U.S. Dollar LIBOR benchmarks, the ICE Benchmark Administration, extended the retirement date for most U.S. Dollar LIBOR rates until December 2024. Regulators and industry working groups have suggested numerous alternative reference rates to LIBOR. Leading alternatives include Sonia in the United Kingdom, €STR in the European Union, Tonar in Japan, and in the U.S., the New York Fed has been working to develop the Secured Overnight Financing Rate (SOFR). Global consensus is still coalescing around the transition to a new reference rate and the process for amending existing contracts. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Funds.

A complete description of principal risks is included in the Funds’ prospectuses under the heading ‘’Principal Investment Risks’’.

8.	OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

9.	SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred subsequent to March 31, 2024, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Innovative Portfolios ETFs

Board Consideration and Approval of Advisory Agreement

(Unaudited)

At meetings held on September 12, 2023 and September 20, 2023 (the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Innovative Portfolios, LLC (the “Adviser”) and the Trust, on behalf of Dividend Performers ETF and Preferred-Plus ETF (each a “Fund” and collectively, the “Funds).

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed a wide variety of information provided by, the Adviser.

In addition to the written materials provided to the Board in advance of the Meetings, representatives from the Adviser provided the Board with an overview, during the September 20, 2023 Meeting, of each Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement under the 1940 Act, and information conveyed during the Adviser’s oral presentation. The Board also considered the information about the Funds and the Adviser provided over the course of the prior year. The Board deliberated on the approval of the Agreement for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangement and the Independent Trustees’ responsibilities relating thereto.

At the Meetings, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any benefits derived by the Adviser from the relationship with the Funds, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and the renewal of the Agreement.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment managements services to the Funds with respect to implementing each Fund’s investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to each Fund’s investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past and current reports from the Trust’s Chief Compliance Officer (“CCO”) regarding her review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about each Fund, and information about the services to be provided by the Adviser.

The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Fund by the Adviser.

Historical Performance. The Board next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended June 30, 2023, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.

Innovative Portfolios ETFs

Board Consideration and Approval of Advisory Agreement

(Unaudited) (Continued)

Dividend Performers ETF: The Board noted that, for each of the one-year, three-year, and since inception periods ended June 30, 2023, the Fund outperformed its broad-based benchmark, the Nasdaq US Broad Dividend Achiever Total Return Index. The Nasdaq US Broad Dividend Achiever Total Return Index provides an indication of the performance of U.S. accepted securities with at least ten consecutive years of increasing annual regular dividend payments.

The Board noted that, for the one-year and three-year periods ended June 30, 2023, the Fund outperformed the average return of its Peer Group and Category Peer Group. The Board also noted that the Fund outperformed the returns of the Selected Peer Group for the same one-year and three-year periods.

Preferred-Plus ETF: The Board noted that, for each of the one-year, three-year, and since inception periods ended June 30, 2023, the Fund outperformed its broad-based benchmark, the ICE BofA Core Plus Fixed Rate Preferred Securities Index. The ICE BofA Core Plus Fixed Rate Preferred Securities Index provides an indication of the performance of fixed-rate U.S. dollar-denominated preferred securities.

The Board noted that, for the one-year and three-year periods ended June 30, 2023, the Fund underperformed the average return of its Peer Group. The Board also noted that, for the same one-year period the Fund underperformed the average return of its Category Peer Group, but outperformed its Category Peer Group for the same three-year period. The Board further noted that the Fund performed within the range of returns of the Selected Peer Group for the same one-year and three-year periods.

Cost of Services to be Provided and Profitability. The Board reviewed the expense ratio for each Fund and compared the expense ratio to its respective Peer Group and Category Peer Group as shown in the Barrington Report, as well as its respective Selected Peer Group.

The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to the Funds.

Dividend Performers ETF: The Board noted that the expense ratio for the Fund was equivalent to its unitary fee. The Board further noted that the expense ratio for the Fund was higher than the average of its Peer Group and Category Peer Group. The Board also noted that the Fund’s expense ratio was the highest in the range of the expense ratios for the Selected Peer Group.

Preferred-Plus ETF: The Board noted that the expense ratio for the Fund was equivalent to its unitary fee. The Board further noted that the expense ratio for the Fund was higher than the average of its Category Peer Group and Peer Group. The Board also noted that the Fund’s expense ratio was within the range of the expense ratios for the Selected Peer Group.

Economies of Scale. The Board noted that it is not yet evident that the Funds have reached the size at which they have begun to realize economies of scale, but acknowledged that breakpoints might be warranted if the Funds’ assets continue to grow. However, the Board further determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the Advisory Agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Innovative Portfolios ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-866-704-6857, or by visiting the Funds’ website at www.innovativeportfolios.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-704-6857. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-866-704-6857; and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.innovativeportfolios.com.

TAX INFORMATION

For the fiscal year ended September 30, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Dividend Performers ETF	100%
Preferred-Plus ETF	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2023, was as follows:

Dividend Performers ETF	100%
Preferred-Plus ETF	100%

Investment Adviser:

Innovative Portfolios, LLC
8801 River Crossing Boulevard, Suite 100
Indianapolis, IN 46240

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	6/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	6/6/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	6/6/2024

*	Print the name and title of each signing officer under his or her signature.